Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Employee Benefit Plans [Abstract]
Employee Benefit Plans

10.    Employee Benefit Plans

U.K. Pension Plan

Two of our subsidiaries in the United Kingdom provide pension benefits to certain retirees and eligible dependents. Employees eligible for participation included all full-time regular employees who were more than three years from retirement prior to October 2001. A retirement pension or a lump-sum payment may be paid dependent upon length of service at the mandatory retirement age. The Company accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Company uses a December 31 measurement date for this plan. No new employees are registered under this plan and the pension obligation for the existing participants of the plan is calculated based on actual salary of the participants at the earlier of two dates, the participants leaving the Company or December 31, 2015. The expected rate of return assumptions for plan assets relate solely to the UK plan and are based mainly on historical performance achieved over a long period of time (15 to 20 years) encompassing many business and economic cycles.

German Pension Plan

XBP’s subsidiary in Germany, Exela Technologies ECM Solutions GmbH, provides pension benefits to certain retirees. Employees eligible for participation include all employees who started working for the Company or its predecessors prior to September 30, 1987 and have finished a qualifying period of at least 10 years. The Company accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation.The Company uses a December 31 measurement date for this plan. The German pension plan is an unfunded plan and therefore has no plan assets. No new employees are registered under this plan and the participants who are already eligible to receive benefits under this plan are no longer employees of the Company.

Norway Pension Plan

Our subsidiary in Norway provides pension benefits to eligible retirees and eligible dependents. Employees eligible for participation include all employees who were more than three years from retirement prior to March 2018. The Company accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Company uses a December 31 measurement date for this plan. No new employees are registered under this plan and the pension obligation for the existing participants of the plan is calculated based on actual salary of the participants at the earlier of two dates, the participants leaving the Company or April 30, 2018.

Asterion Pension Plan

In 2018, Exela Technologies Holding GmbH (through the Asterion Business Combination), acquired the obligation to provide pension benefits to eligible retirees and eligible dependents. Employees eligible for participation included all full-time regular employees who were more than three years from retirement prior to July 2003. A retirement pension or a lump-sum payment may be paid dependent upon length of service at the mandatory retirement age. The Company accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Company uses a December 31 measurement date for this plan. No new employees are registered under this plan and the pension obligation for the existing participants of the plan is calculated based on actual salary of the participants at the earlier of two dates, the participants leaving the Company or April 10, 2018.

Tax Effect on Accumulated Other Comprehensive Loss

As of September 30, 2023 and December 31, 2022, the Company had actuarial losses of $3.4 million and $3.3 million in accumulated other comprehensive loss on the condensed combined and consolidated balance sheets, respectively, which is net of a deferred tax benefit of $2.0 million for each period.

Pension Expense

The components of the net periodic benefit cost are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Service cost	$10	$14	$30	$45
Interest cost	779	454	2,298	1,458
Expected return on plan assets	(693)	(678)	(2,045)	(2,172)
Amortization:
Amortization of prior service cost	90	50	268	159
Amortization of net loss	403	605	1,186	1,938
Net periodic benefit cost	$589	$445	$1,737	$1,428

The Company records pension interest cost within Interest expense, net. Expected return on plan assets, amortization of prior service costs, and amortization of net losses are recorded within Other income, net. Service cost is recorded within Cost of revenue.

Employer Contributions

XBP’s funding of employer contributions is based on governmental requirements and differs from those methods used to recognize pension expense. The Company made contributions of $0.6 million and $1.9 million to its pension plans during the three and nine months ended September 30, 2023 and 2022, respectively. The Company expects to contribute $2.5 million to the pension plans during 2023, based on current plan provisions.

12. Employee Benefit Plans

UK Pension Plan

Two of our subsidiaries in the United Kingdom provide pension benefits to certain retirees and eligible dependents. Employees eligible for participation included all full-time regular employees who were more than three years from retirement prior to October 2001. A retirement pension or a lump-sum payment may be paid dependent upon length of service at the mandatory retirement age. The Business accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Business uses a December 31 measurement date for this plan. No new employees are registered under this plan and the pension obligation for the existing participants of the plan is calculated based on actual salary of the participants as at the earlier of two dates, the participants leaving the Business or December 31, 2015.

The expected rate of return assumptions for plan assets relate solely to the UK plan and are based mainly on historical performance achieved over a long period of time (15 to 20 years) encompassing many business and economic cycles.

German Pension Plan

XBP’s subsidiary in Germany, Exela Technologies ECM Solutions GmbH, provides pension benefits to certain retirees. Employees eligible for participation include all employees who started working for the Business or its predecessors prior to September 30, 1987 and have finished a qualifying period of at least 10 years. The Business accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Business uses a December 31 measurement date for this plan. The German pension plan is an unfunded plan and therefore has no plan assets. No new employees are registered under this plan and the participants who are already eligible to receive benefits under this plan are no longer employees of the Business.

Norway Pension Plan

Our subsidiary in Norway provides pension benefits to eligible retirees and eligible dependents. Employees eligible for participation include all employees who were more than three years from retirement prior to March 2018. The Business accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Business uses a December 31 measurement date for this plan. No new employees are registered under this plan and the pension obligation for the existing participants of the plan is calculated based on actual salary of the participants at the later of two dates, the participants leaving the Business or April 30, 2018.

Asterion Pension Plan

Exela Technologies Holding GmbH acquired in 2018 through the Asterion Business Combination the obligation to provide pension benefits to eligible retirees and eligible dependents. Employees eligible for participation included all full-time regular employees who were more than three years from retirement prior to July 2003. A retirement pension or a lump-sum payment may be paid dependent upon length of service at the mandatory retirement age. The Business accrues the cost of these benefits over the service lives of the covered employees based on an actuarial calculation. The Business uses a December 31 measurement date for this plan. No new employees are registered under this plan and the pension obligation for the existing participants of the plan is calculated based on actual salary of the participants at the earlier of two dates, the participants leaving the Business or April 10, 2018.

Funded Status

The change in benefit obligations, the change in the fair value of the plan assets and the funded status of our pension plans (except for the German pension plan which is unfunded) and the amounts recognized in our combined and consolidated financial statements are as follows:

	Year Ended December 31,
(dollars in thousands)	2022	2021
Change in Benefit Obligation:
Benefit obligation at beginning of period	$117,582	$122,069
Service cost	53	68
Interest cost	1,910	1,686
Actuarial gain	(44,748)	(2,243)
Plan amendments	—	(28)
Plan curtailment	149	98
Benefits paid	(1,915)	(2,497)
Foreign-exchange rate changes	(11,261)	(1,571)
Benefit obligation at end of year	$61,770	$117,582

Change in Plan Assets:
Fair value of plan assets at beginning of period	$90,225	$87,414
Actual (loss) return on plan assets	(36,818)	2,950
Employer contributions	2,862	3,249
Participants’ contributions	—	16
Benefits paid	(1,818)	(2,394)
Foreign-exchange rate changes	(8,757)	(1,010)
Fair value of plan assets at end of year	45,694	90,225
Funded status at end of year	$(16,076)	$(27,357)

Net amount recognized in the Consolidated Balance Sheets:
Pension liability, net(a)	$(16,076)	$(27,357)
Amounts recognized in accumulated other comprehensive loss, net of tax consist of:
Net actuarial gain	(6,959)	(6,061)
Net prior service costs	(124)	(127)
Net amount recognized in accumulated comprehensive loss, net of tax	$(7,083)	$(6,188)

Plans with underfunded or non-funded accumulated benefit obligation:
Aggregate projected benefit obligation	$61,770	$117,582
Aggregate accumulated benefit obligation	$61,770	$117,582
Aggregate fair value of plan assets	$45,694	$90,225

____________

(a)      Combined balance of $16.1 million as of December 31, 2022 includes pension liabilities (assets) of $13.7 million, $1.7 million, $1.2 million and ($0.5) million under UK, Asterion, German and Norway pension plans, respectively. Combined balance of $27.4 million as of December 31, 2021 includes pension liabilities of $23.0 million, $2.5 million, $1.8 million and less than $0.1 million under UK, Asterion, German and Norway pension plans, respectively.

Tax Effect on Accumulated Other Comprehensive Loss

As of December 31, 2022, and 2021, the Business had actuarial losses of $3.3 million and $10.4 million, respectively, which is net of a deferred tax benefit of $1.9 million for each period.

Pension and Postretirement Expense

The components of the net periodic benefit cost are as follows:

	Year ended December 31,
(dollars in thousands)	2022	2021	2020
Service cost	$53	$68	$69
Interest cost	1,910	1,686	1,984
Expected return on plan assets	(2,856)	(2,410)	(2,530)
Amortization
Amortization of prior service cost	273	127	103
Amortization of net loss	1,768	3,103	1,741
Settlement loss	—	—	637
Net periodic benefit cost	$1,148	$2,574	$2,004

The Business records pension interest cost within Interest expense, net. Expected return on plan assets, amortization of prior service costs, and amortization of net losses are recorded within Other expense, net. Service cost is recorded within Cost of revenue.

Valuation

The Business uses the corridor approach and projected unit credit method in the valuation of its defined benefit plans for the UK, Germany, and Norway respectively. The corridor approach defers all actuarial gains and losses resulting from variances between actual results and economic estimates or actuarial assumptions. For defined benefit pension plans, these unrecognized gains and losses are amortized when the net gains and losses exceed 10% of the greater of the market-related value of plan assets or the projected benefit obligation at the beginning of the year. The amount in excess of the corridor is amortized over 15 years. Similarly, the Business used the Projected Unit Credit Method for the German Plan, and evaluated the assumptions used to derive the related benefit obligations consisting primarily of financial and demographic assumptions including commencement of employment, biometric decrement tables, retirement age, staff turnover. The projected unit credit method determines the present value of our defined benefit obligations and related service costs by taking into account each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately in building up the final obligation. Benefit is attributed to periods of service using the plan’s benefit formula, unless an employee’s service in later years will lead to a materially higher of benefit than in earlier years, in which case a straight-line basis is used.

The following tables set forth the principal actuarial assumptions used to determine benefit obligation and net periodic benefit costs:

	December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
(dollars in thousands)	UK		Germany		Norway		Asterion
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.00%	1.80%	3.80%	1.00%	3.00%	1.90%	3.80%	1.13%
Rate of compensation increase	N/A	N/A	N/A	N/A	3.50%	2.75%	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit costs:
Discount rate	1.80%	1.40%	3.80%	1.00%	3.00%	1.90%	3.80%	1.13%
Expected asset return	3.45%	2.72%	N/A	N/A	4.15%	3.10%	3.80%	1.13%
Rate of compensation increase	N/A	N/A	N/A	N/A	3.50%	2.75%	N/A	N/A

The Germany plan is an unfunded plan and therefore has no plan assets. The expected rate of return assumptions for plan assets are based mainly on historical performance achieved over a long period of time (10 to 20 years) encompassing many business and economic cycles. Adjustments, upward and downward, may be made to those historical returns to reflect future capital market expectations; these expectations are typically derived from expert advice from the investment community and surveys of peer company assumptions.

The Business assumed a weighted average expected long-term rate of return on plan assets for the UK scheme of 3.45%. Our long-term expected rate of return on cash is determined by reference to UK government 10 year bond yields at the balance sheet dates. The long-term expected return on bonds is determined by reference to corporate bond yields at the balance sheet dates. The long-term expected rate of return on equities and diversified growth funds is based on the rate of return on UK long dated government bonds with an allowance for out-performance. The long-term expected rate of return on the liability driven investments holdings is determined by reference to UK government 20 year bond yields at the balance sheet dates.

The discount rate assumption was developed considering the current yield on an investment grade non-gilt index with an adjustment to the yield to match the average duration of the index with the average duration of the plan’s liabilities. The index utilized reflected the market’s yield requirements for these types of investments.

The inflation rate assumption was developed considering the difference in yields between a long-term government stocks index and a long-term index-linked stocks index. This difference was modified to consider the depression of the yield on index-linked stocks due to the shortage of supply and high demand, the premium for inflation above the expectation built into the yield on fixed-interest stocks and the government’s target rate for inflation (CPI) at 2.3%. The assumptions used are the best estimates chosen from a range of possible actuarial assumptions which, due to the time scale covered, may not necessarily be borne out in practice.

Plan Assets

The investment objective for the UK plan is to earn, over moving fifteen to twenty year periods, the long-term expected rate of return, net of investment fees and transaction costs, to satisfy the benefit obligations of the plan, while at the same time maintaining sufficient liquidity to pay benefit obligations and proper expenses, and meet any other cash needs, in the short-to medium-term.

Our investment policy related to the UK defined benefit plan is to continue to maintain investments in government gilts and highly rated bonds as a means to reduce the overall risk of assets held in the fund. No specific targeted allocation percentages have been set by category, but are set at the direction and discretion of the plan trustees. The weighted average allocation of plan assets by asset category is as follows:

	Year Ended December 31,
	2022	2021
U.K. and other international equities	27.1%	32.7%
U.K. government and corporate bonds	5.5	2.7
Diversified growth fund	18.4	25.7
Liability driven investments	44.3	34.6
Multi-asset credit fund	4.7	4.3
Total	100.0%	100.0%

The following tables set forth, by category and within the fair value hierarchy, the fair value of our pension assets at December 31, 2022 and 2021:

	December 31, 2022
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Asset Category:
Cash	$932	$932	$—	$—
Equity funds:
U.K.	11,400	—	11,400	—
Fixed income securities:
Corporate bonds/U.K. Gilts	2,529	—	2,529	—
Other investments:
Diversified growth fund	8,417	—	8,417	—
Liability driven investments	20,258	—	20,258	—
Multi-asset credit fund	2,158	—	2,158	—
Total fair value	$45,694	$932	$44,762	$—
	December 31, 2021
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Asset Category:
Cash	$149	$149	$—	$—
Equity funds:
U.K.	17,423	—	17,423	—
Other international	11,909	—	11,909	—
Fixed income securities:
Corporate bonds/U.K. Gilts	2,444	—	2,444	—
Other investments:
Diversified growth fund	23,122	—	23,122	—
Liability driven investments	31,259	—	31,259	—
Multi-asset credit fund	3,919	—	3,919	—
Total fair value	$90,225	$149	$90,076	$—

The plan assets are categorized as follows, as applicable:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 — unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability at fair value.

Employer Contributions

Our funding is based on governmental requirements and differs from those methods used to recognize pension expense. The Business made contributions of $2.9 million and $3.2 million to its pension plans during the years ended December 31, 2022 and 2021, respectively. The Business has fully funded the pension plans for 2022 based on current plan provisions. The Business expects to contribute $2.7 million to the pension plans during 2023, based on current plan provisions.

Estimated Future Benefit Payments

The estimated future pension benefit payments expected to be paid to plan participants are as follow:

(dollars in thousands)	Estimated Benefit Payments
Year ended December 31,
2023	$1,872
2024	2,067
2025	2,656
2026	2,674
2027	2,978
2028 – 2032	13,615
Total	$25,862